VENERABLE INSURANCE AND ANNUITY COMPANY	699 Walnut Street, Suite 1350
Des Moines, IA 50309
Tel.: (610) 249-9531

Venerable

March 30, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:         Rule 24f-2 Notice on Form 24F-2
SEPARATE ACCOUNT B OF VENERABLE INSURANCE & ANNUITY Co.
Securities Act File Nos.:    033-23351,   033-59261,   333-28769,   333-28679,
333-28755,   333-66757,   333-33914,   333-30180,
333-90516,   333-70600,   333-63692,   333-57218,
333-101481, 333-124953, 033-34827,   333-196391
333-133944,  333-202174
 Investment Company Act File No.  811-05626
CIK:    0000836687

Dear Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the above-referenced registrant pursuant to Rule 24f-2 under the Investment Company Act of 1940 is the Registrant's Form 24F-2.  Computation of the filing fee resulted in $0 being due.  As a result, no filing fee was sent to US Bank.

If you have questions or comments, concerning the foregoing or the enclosed, please contact the undersigned at (610) 249-9531.

Sincerely,

SEPARATE ACCOUNT B OF VENERABLE INSURANCE &
   ANNUITY Co.
By	/s/ Gregory S. Smith
SVP, Controller

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE	OMB Number: 3235-0456
COMMISSION	Expires:	December 31, 2019
Washington, D.C. 20549	Estimated average burden
hours per response . . . . . . . 2
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.    Name and address of issuer:
SEPARATE ACCOUNT B OF VENERABLE INSURANCE & ANNUITY Co.
699 Walnut Street, Suite 1350
Des Moines,  IA 50309

2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

3.    Investment Company Act File Number:

811-05626

Securities Act File Number:

033-23351	033-59261	333-101481
333-28769	333-28679	333-124953
333-28755	333-66757	033-34827
333-33914	333-30180	333-133944
333-90516	333-70600	333-196391
333-63692	333-57218	333-202174

4(a). Last day of fiscal year for which this Form is filed:

December 31, 2019

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$4,620,649,430
	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$5,922,189,960
	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$27,089,427,423
	(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:		$(33,011,617,383)
	(v) Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$—
	(vi) Redemption credits available for use in future years $ - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(28,390,967,953)
	(vii) Multiplier for determining registration fee (See Instruction C.9):	x	.00012980
	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):		$—

6.    Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
(see Instruction D):

+$0

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$0

9.    Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

N/A
Method of Delivery:
Wire Transfer
Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)		/s/ Gregory S. Smith
SVP, Controller
Date	March 30, 2020